Document and Entity Information	Dec. 30, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	ARCLIGHT CLEAN TRANSITION CORP. II
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39546
Entity Tax Identification Number	98-1578357
Entity Address, Address Line One	200 Clarendon Street
Entity Address, Address Line Two	55th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	531-6300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001842279
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, andone-fifthof one redeemable warrant
Trading Symbol	ACTDU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	ACDC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member] [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	ACTDW
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	ACTDU
Security Exchange Name	NASDAQ